UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

TRAVELERS SERIES FUND INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

MFS TOTAL RETURN PORTFOLIO

TRAVELERS MANAGED INCOME PORTFOLIO

SMITH BARNEY MONEY MARKET PORTFOLIO

FORM N-Q

JANUARY 31, 2005

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 58.4%
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.1%
38,200	Toyota Motor Corp.	$1,492,477

Hotels, Restaurants and Leisure - 0.2%
48,800	Hilton Hotels Corp.	1,085,800
45,980	McDonald’s Corp.	1,489,292

		2,575,092

Leisure Equipment and Products - 0.4%
44,500	Hasbro, Inc. (a)	872,200
195,470	Mattel, Inc.	3,801,891

		4,674,091

Media - 4.3%
364,100	Comcast Corp., Special Class A Shares (b)	11,509,201
66,000	Dex Media, Inc.	1,543,740
14,900	Grupo Televisa, S.A., Sponsored ADR (b)	876,567
285,100	The Interpublic Group of Cos., Inc. (a)(b)	3,720,555
151,300	News Corp., Class A Shares	2,572,100
444,050	Reed Elsevier PLC	4,032,098
47,630	Time Warner Inc. (b)	857,340
51,220	Tribune Co.	2,047,776
480,083	Viacom Inc., Class B Shares	17,926,299
263,110	The Walt Disney Co.	7,532,839

		52,618,515

Multiline Retail - 0.1%
52,300	Family Dollar Stores, Inc.	1,749,435

Specialty Retail - 1.2%
400,690	The Gap, Inc.	8,819,187
11,060	The Home Depot, Inc.	456,336
63,300	OfficeMax Inc.	1,867,983
153,750	The TJX Cos., Inc.	3,849,900

		14,993,406

	TOTAL CONSUMER DISCRETIONARY	78,103,016

CONSUMER STAPLES - 4.0%
Beverages - 0.6%
74,310	Diageo PLC	1,013,195
120,650	PepsiCo, Inc.	6,478,905

		7,492,100

Food and Drug Retailing - 0.2%
755,220	Rite Aid Corp. (b)	2,673,479

Food Products - 1.8%
152,450	Archer-Daniels-Midland Co.	3,689,290
156,120	General Mills, Inc.	8,272,799
99,000	H.J. Heinz Co.	3,743,190
78,080	Kellogg Co.	3,485,491
4,334	Nestle S.A.	1,137,860
86,640	Sara Lee Corp.	2,034,307

		22,362,937

Household Products - 0.5%
26,100	Colgate-Palmolive Co.	1,371,294
77,740	The Kimberly-Clark Corp.	5,092,747

		6,464,041

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Tobacco - 0.9%
168,230	Altria Group, Inc.	$10,738,121

	TOTAL CONSUMER STAPLES	49,730,678

ENERGY - 6.2%
Energy Equipment and Services - 2.2%
62,460	BJ Services Co.	3,001,203
93,760	Cooper Cameron Corp. (a)(b)	5,289,002
238,790	GlobalSantaFe Corp.	8,443,614
191,610	Noble Corp.	10,222,394
5,200	Schlumberger Ltd.	353,808

		27,310,021

Oil and Gas - 4.0%
203,166	BP PLC, Sponsored ADR	12,112,757
56,610	ConocoPhillips	5,252,842
201,850	Devon Energy Corp.	8,209,240
44,400	EnCana Corp.	2,623,596
26,220	EOG Resources, Inc.	1,946,835
202,526	Exxon Mobil Corp.	10,450,342
48,000	Total S.A., Sponsored ADR (a)	5,162,400
75,420	Unocal Corp.	3,587,729

		49,345,741

	TOTAL ENERGY	76,655,762

FINANCIALS - 14.6%
Banks - 5.1%
486,152	Bank of America Corp.	22,542,868
414,580	Mellon Financial Corp. (a)	12,167,923
217,220	The PNC Financial Services Group, Inc.	11,701,641
122,080	SunTrust Banks, Inc.	8,792,202
92,446	U.S. Bancorp	2,778,002
44,500	Wachovia Corp.	2,440,825
33,140	Wells Fargo & Co.	2,031,482

		62,454,943

Diversified Financials - 6.3%
145,150	American Express Co.	7,743,752
68,400	Fannie Mae	4,417,272
32,180	Franklin Resources, Inc.	2,183,735
136,210	Freddie Mac	8,893,151
67,520	The Goldman Sachs Group, Inc.	7,282,032
601,328	JPMorgan Chase & Co.	22,447,574
13,340	Lehman Brothers Holdings Inc.	1,216,475
137,390	MBNA Corp.	3,651,826
227,580	Merrill Lynch & Co., Inc.	13,670,731
121,200	Morgan Stanley	6,782,352

		78,288,900

Insurance - 3.2%
81,600	AFLAC Inc.	3,224,016
239,510	The Allstate Corp.	12,080,884
14,810	The Chubb Corp.	1,103,049
310,560	Conseco, Inc. (a)(b)	5,916,168
140,100	The Hartford Financial Services Group, Inc.	9,427,329
184,720	MetLife, Inc.	7,342,620

		39,094,066

	TOTAL FINANCIALS	179,837,909

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
HEALTHCARE - 5.9%
Biotechnology - 0.3%
173,060	MedImmune, Inc. (b)	$4,093,734

Healthcare Equipment and Supplies - 0.2%
33,050	Baxter International Inc.	1,115,768
34,700	Boston Scientific Corp. (b)	1,147,182

		2,262,950

Healthcare Providers and Services - 0.8%
110,730	Apria Healthcare Group Inc. (a)(b)	3,631,944
42,300	HCA Inc.	1,883,196
484,910	Tenet Healthcare Corp. (b)	4,815,156

		10,330,296

Pharmaceuticals - 4.6%
221,470	Abbott Laboratories	9,970,579
9,720	Eli Lilly and Co.	527,213
198,430	Johnson & Johnson	12,838,421
565,800	Merck & Co. Inc.	15,870,690
22,060	Novartis AG	1,058,059
29,660	Pfizer Inc.	716,586
13,480	Roche Holding AG	1,438,872
347,270	Wyeth	13,762,310

		56,182,730

	TOTAL HEALTHCARE	72,869,710

INDUSTRIALS - 6.1%
Aerospace and Defense - 2.0%
247,360	Lockheed Martin Corp.	14,299,882
61,810	Northrop Grumman Corp.	3,206,703
26,800	Precision Castparts Corp.	1,884,040
50,200	United Technologies Corp.	5,054,136

		24,444,761

Air Freight and Couriers - 0.0%
5,100	CNF Inc.	239,241

Airlines - 0.0%
12,270	Southwest Airlines Co.	177,670

Building Products - 0.4%
130,940	Masco Corp.	4,818,592

Commercial Services and Supplies - 0.3%
120,000	Cendant Corp.	2,826,000
17,740	Fiserv, Inc. (b)	678,555

		3,504,555

Electrical Equipment - 0.4%
21,680	Cooper Industries, Ltd., Class A Shares	1,506,760
36,380	Emerson Electric Co.	2,446,191
24,200	Hubbell Inc., Class B Shares	1,198,384

		5,151,335

Industrial Conglomerates - 1.7%
16,500	3M Co.	1,391,940
330,710	General Electric Co.	11,948,552
194,200	Tyco International Ltd.	7,018,388

		20,358,880

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Machinery - 1.0%
28,100	Caterpillar Inc.	$2,503,710
33,200	Deere & Co.	2,305,076
2,830	Finning International Inc.	80,730
16,000	Illinois Tool Works Inc.	1,391,680
15,200	Ingersoll-Rand Co. Ltd., Class A Shares	1,130,576
13,600	ITT Industries, Inc.	1,159,944
45,150	Sandvik AB	1,844,370
59,600	SPX Corp.	2,497,240

		12,913,326

Road and Rail - 0.3%
50,750	Burlington Northern Santa Fe Corp.	2,445,135
14,310	Union Pacific Corp.	852,876

		3,298,011

	TOTAL INDUSTRIALS	74,906,371

INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 1.7%
56,200	Cisco Systems, Inc. (b)	1,013,848
608,940	Nokia Corp., Sponsored ADR	9,304,603
3,182,940	Nortel Networks Corp. (b)	10,344,555

		20,663,006

Computers and Peripherals - 0.2%
41,800	Dell, Inc. (b)	1,745,568
44,740	Hewlett-Packard Co.	876,457
4,600	International Business Machines Corp.	429,732

		3,051,757

IT Consulting and Services - 0.4%
190,900	Accenture Ltd., Class A Shares (b)	4,972,945

Office Electronics - 0.1%
73,000	Xerox Corp. (a)(b)	1,159,240

Semiconductor Equipment and Products - 0.2%
70,200	Analog Devices, Inc.	2,519,478

Software - 1.4%
150,890	Computer Associates International, Inc.	4,102,699
71,250	Microsoft Corp.	1,872,450
141,700	Oracle Corp. (b)	1,951,209
374,800	Symantec Corp. (b)	8,751,580

		16,677,938

	TOTAL INFORMATION TECHNOLOGY	49,044,364

MATERIALS - 3.9%
Chemicals - 1.7%
74,340	Air Products and Chemicals, Inc.	4,379,369
81,820	The Dow Chemical Co.	4,066,454
61,440	E.I. du Pont de Nemours and Co.	2,922,086
33,240	Monsanto Co.	1,799,281
85,430	PPG Industries, Inc.	5,875,875
10,110	Praxair, Inc.	436,247
18,580	Syngenta AG	2,000,426

		21,479,738

Containers and Packaging - 1.0%
460,170	Owens-Illinois, Inc. (b)	10,455,062
151,340	Smurfit-Stone Container Corp. (b)	2,276,154

		12,731,216

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Metals and Mining - 0.2%
163,700	BHP Billiton PLC (b)	$2,027,727

Paper and Forest Products - 1.0%
161,760	Bowater Inc.	6,146,880
145,590	International Paper Co.	5,699,849
1	Neenah Paper, Inc. (a)	32

		11,846,761

	TOTAL MATERIALS	48,085,442

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.8%
126,024	SBC Communications Inc.	2,994,330
991,500	Sprint Corp., Series 1, FON Shares	23,627,445
579,264	Verizon Communications Inc.	20,616,006

		47,237,781

Wireless Telecommunication Services - 1.0%
474,727	Vodafone Group PLC, Sponsored ADR	12,333,407

	TOTAL TELECOMMUNICATION SERVICES	59,571,188

UTILITIES - 2.6%
Electric Utilities - 2.1%
1,322,080	Calpine Corp. (a)(b)	4,402,526
59,310	Cinergy Corp.	2,389,600
80,870	Dominion Resources, Inc.	5,610,761
6,180	Energy East Corp.	161,916
67,630	Entergy Corp.	4,701,638
57,180	Exelon Corp.	2,530,215
4,590	FirstEnergy Corp.	182,498
4,600	FPL Group, Inc.	352,544
59,750	PPL Corp.	3,226,500
9,000	Public Service Enterprise Group Inc.	474,750
22,890	TXU Corp.	1,583,988

		25,616,936

Gas Utilities - 0.2%
50,700	AGL Resources Inc.	1,756,755
8,500	KeySpan Corp. (a)	335,495

		2,092,250

Multi-Utilities - 0.2%
115,090	Nalco Holding Co. (b)	2,226,991

Water Utilities - 0.1%
76,924	NiSource Inc.	1,761,560

	TOTAL UTILITIES	31,697,737

	TOTAL COMMON STOCK (Cost - $628,204,449)	720,502,177

FACE AMOUNT
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 28.5%
U.S. Treasury Obligations - 10.3%
	U.S. Treasury Bonds:
$17,909,000	6.250% due 8/15/23 (a)	21,484,514
4,865,000	5.375% due 2/15/31 (a)	5,443,672
	U.S. Treasury Inflationary Index Bonds:
3,152,534	4.250% due 1/15/10 (a)	3,626,769
4,968,237	3.000% due 7/15/12 (a)	5,523,283

See Note to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. Treasury Obligations - 10.3% (continued)
		U.S. Treasury Notes:
$9,995,000		1.625% due 3/31/05 (c)	$9,986,024
1,725,000		1.250% due 5/31/05 (a)	1,718,397
3,004,000		5.750% due 11/15/05 (a)	3,070,770
2,913,000		6.875% due 5/15/06 (a)	3,052,506
9,240,000		7.000% due 7/15/06 (a)	9,746,759
1,719,000		4.375% due 5/15/07 (a)	1,759,022
3,098,000		3.250% due 8/15/07 (a)	3,090,983
9,974,000		3.000% due 11/15/07 (a)	9,871,926
3,161,000		5.500% due 2/15/08 (a)	3,349,550
25,906,000		4.750% due 11/15/08 (a)	27,024,232
95,000		4.000% due 6/15/09 (a)	96,444
3,767,000		4.000% due 11/15/12 (a)	3,771,713
5,204,000		3.875% due 2/15/13 (a)	5,152,168
8,687,000		4.750% due 5/15/14 (a)	9,106,765

		Total U.S. Treasury Obligations	126,875,497

	RATING(e)
U.S. Government Agency Bonds and Notes - 4.2%
1,985,000	AAA	Federal Home Loan Bank (FHLB) Notes, Series 1, 3.250% due 7/21/06	1,983,090
		Federal Home Loan Mortgage Corp. (FHLMC):
3,100,000	AAA	Notes, 4.125% due 11/18/09	3,103,581
		Reference Notes:
10,656,000	Aaa*	7.000% due 7/15/05	10,861,139
5,614,000	AAA	2.750% due 10/15/06 (a)	5,557,198
2,663,000	AAA	2.875% due 12/15/06	2,637,606
		Federal National Mortgage Association (FNMA), Benchmark Notes:
3,000,000	AAA	3.250% due 7/31/06	2,997,207
1,771,000	AAA	5.250% due 4/15/07	1,836,548
3,451,000	AAA	6.000% due 5/15/08	3,691,535
7,765,000	Aaa*	6.625% due 9/15/09 to 11/15/10	8,705,527
372,000	Aaa*	6.000% due 5/15/11	408,943
5,955,000	AAA	6.125% due 3/15/12	6,625,634
1,757,000	AAA	4.125% due 4/15/14 (a)	1,719,727
1,447,000	AAA	4.625% due 10/15/14 (a)	1,467,015

		Total U.S. Government Agency Bonds and Notes	51,594,750

U.S. Government Agency Pass-Throughs - 14.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
104,205		6.500% due 12/1/15	110,099
2,854,789		5.000% due 5/1/18 to 6/1/19	2,902,667
373,084		5.500% due 4/1/19 to 7/1/19	384,971
266,890		6.000% due 8/1/19	279,118
5,577,729		4.500% due 5/1/18 to 2/1/20	5,581,483
1,327,002		6.000% due 2/1/23	1,379,468
6,479,116		5.000% due 9/1/33 to 4/1/34	6,486,031
5,540,264		6.000% due 4/1/34 to 8/1/34	5,725,986
1,536,231		6.500% due 5/1/34 to 8/1/34	1,609,405
11,157,822		5.500% due 5/1/33 to 12/1/34	11,390,546

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. Government Agency Pass-Throughs - 14.0% (continued)
		Federal National Mortgage Association (FNMA):
$1,400,000		5.722% due 2/1/09	$1,470,294
190,838		6.330% due 3/1/11	207,031
141,003		4.667% due 4/1/13	142,784
114,333		4.010% due 8/1/13	110,461
780,305		4.019% due 8/1/13	757,482
282,995		4.630% due 4/1/14	283,986
1,001,459		4.518% due 5/1/14	1,000,073
589,436		4.846% due 8/1/14	601,141
5,652,047		6.000% due 7/1/16 to 7/1/17	5,920,114
6,830,409		4.500% due 4/1/18 to 6/1/19	6,833,676
10,609,664		5.000% due 11/1/17 to 7/1/19	10,794,821
10,044,252		5.500% due 11/1/17 to 12/1/19	10,373,908
1,096,841		7.500% due 10/1/29 to 2/1/32	1,175,786
479,839		5.000% due 6/1/34	479,152
11,069,836		6.500% due 11/1/28 to 8/1/34	11,593,463
19,554,560		6.000% due 2/1/32 to 12/1/34	20,199,397
46,795,084		5.500% due 2/1/33 to 1/1/35	47,707,819
1,664,515		5.000% due 2/1/35 (d)	1,660,873
		Government National Mortgage Association (GNMA):
8,485,589		5.500% due 11/15/32 to 8/15/33	8,720,044
1,235,240		6.500% due 3/15/28 to 7/15/34	1,302,006
4,931,633		6.000% due 10/15/32 to 7/15/34	5,127,314
825,532		5.000% due 6/15/34 to 12/15/34	832,115

		Total U.S. Government Agency Pass-Throughs	173,143,514

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
		(Cost - $348,859,775)	351,613,761

	RATING(e)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
463,921	Aaa*	Bear Stearns Commercial Mortgage Securities, Series 1999-WF2, Class A1,
		6.800% due 7/15/31	482,715
191,358	BBB	Blackrock Capital Finance L.P., Series 1996-R1, Class B2, 7.750% due 9/25/26 (f)	176,860
		Chase Commercial Mortgage Securities Corp.:
1,167,000	AAA	Series 1998-2, Class A2, 6.390% due 11/18/30	1,256,617
284,161	Aaa*	Series 2000-2, Class A1, 7.543% due 7/15/32	304,495
		CRIIMI MAE Commercial Mortgage Trust:
420,000	AAA	Series 1998-1, Class C, 6.701% due 6/20/30 (f)	437,387
2,150,000	AAA	Series 1998-C1, Class A2, 7.000% due 6/2/33 (f)	2,292,687
550,000	Aaa*	CS First Boston Mortgage Securities Corp., Series 2001-CK1,
		Class A3, 6.380% due 12/16/35	604,919
1,108,579	Aaa*	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1,
		Class A2, 6.538% due 6/15/31	1,175,727
480,762	AAA	First Union-Lehman Brothers-Bank of America Commercial Mortgage
		Trust, Series 1998-C2, Class A2, 6.560% due 11/18/35	514,774
		First Union-Lehman Brothers Commercial Mortgage Trust:
306,225	Aaa*	Series 1997-C1, Class A3, 7.380% due 4/18/29	324,463
546,413	AAA	Series 1997-C2, Class A3, 6.650% due 11/18/29	579,393
1,200,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2004-GG1,
		Class A7, 5.317% due 6/10/36 (g)	1,259,284

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4% (continued)
$354,604	AAA	GS Mortgage Securities Corp. II, Series 1998-C1, Class A1,
		6.060% due 10/18/30	$358,358
		JP Morgan Chase Commercial Mortgage Securities Corp.:
396,000	AAA	Series 1998-C6, Class A3, 6.613% due 1/15/30	421,148
1,200,000	Aaa*	Series 2004-C2, Class A3, 5.215% due 5/15/41 (g)	1,254,476
364,639	AAA	Merrill Lynch Mortgage Investors, Inc., Series 1998-C2, Class A2,
		6.390% due 2/15/30	385,719
35,149,659	NR	Morgan Stanley Capital I, Inc., Series 1998-HF2, Class X, Interest Only
		0.626% due 11/15/30 (f)(g)	806,372
1,406,662	AAA	Mortgage Capital Funding, Inc., Series 1998-MC3, Class A2,
		6.337% due 11/18/31	1,498,153
297,702	AAA	Multi-Family Capital Access One, Inc., Series 1, Class A,
		6.650% due 1/15/24	324,491
548,000	AAA	RAAC Series 2004-SP3 Trust, Class AI3, 4.971% due 9/25/34 (g)	547,441
130,610	AAA	Residential Accredit Loans, Inc., Series 1998-QS4,
		Class AI5, 7.000% due 3/25/28	130,436
2,048,293	NR	Small Business Administration Participation Certificates,
		Series 2003-20G, Class 1, 4.350% due 7/1/23	2,026,041

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $16,958,240)	17,161,956

ASSET-BACKED SECURITIES - 0.4%
186,322	AAA	Beneficial Mortgage Corp., Series 1997-2, Class A,
		2.679% due 9/28/37 (g)	185,676
2,750,000	AAA	Capital One Auto Finance Trust, Series 2002-A, Class A4,
		4.790% due 1/15/09	2,772,624
322,642	Aaa*	Falcon Franchise Loan LLC, Series 2000-1, Class A-1,
		7.382% due 5/5/10 (f)	340,107
500,000	AAA	Providian Gateway Master Trust, Series 2000-B, Class A,
		2.760% due 3/16/09 (f)(g)	501,164
548,647	AAA	Residential Asset Mortgage Products, Inc., Series 2003-RZ5,
		Class A3, 3.800% due 7/25/30	548,210

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $4,340,501)	4,347,781

CORPORATE BONDS AND NOTES - 9.6%
CONSUMER DISCRETIONARY - 0.7%
Automotive - 0.4%
		DaimlerChrysler North America Holding Corp., Notes:
453,000	BBB	8.000% due 6/15/10 (a)	522,979
2,083,000	BBB	6.500% due 11/15/13	2,274,092
795,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	795,411
1,003,000	BBB-	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33 (a)	1,012,737

			4,605,219

Media - 0.3%
150,000	BBB-	Belo Corp., Sr. Debentures, 7.750% due 6/1/27	183,211
998,000	BBB-	Cox Communications, Inc., Notes, 4.625% due 6/1/13	963,140
572,000	BBB-	News America Holdings, Sr. Debentures, 8.500% due 2/23/25	746,506
500,000	BBB-	News America Inc., Bonds, 6.200% due 12/15/34 (f)	517,560
484,000	BBB+	Time Warner Entertainment Co. L.P., Notes, 10.150% due 5/1/12	636,316
		The Walt Disney Co., Sr. Notes:
651,000	BBB+	6.375% due 3/1/12	724,265
370,000	BBB+	Series B, 6.750% due 3/30/06	384,053

			4,155,051

		TOTAL CONSUMER DISCRETIONARY	8,760,270

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
$1,641,000	BBB+	Miller Brewing Co., Notes, 5.500% due 8/15/13 (f)	$1,724,729

Food Products - 0.4%
1,585,000	BBB	Cadbury Schweppes US Finance LLC, Notes, 5.125% due 10/1/13 (f)	1,623,872
903,000	BBB+	Kraft Foods Inc., Notes, 6.250% due 6/1/12	995,041
1,557,000	BBB	The Kroger Co., Sr. Notes, 6.750% due 4/15/12	1,757,647

			4,376,560

		TOTAL CONSUMER STAPLES	6,101,289

ENERGY - 0.6%
Energy Equipment and Services - 0.2%
502,000	BBB	CenterPoint Energy Resources Corp., Sr. Notes, Series B, 7.875% due 4/1/13	599,964
		Kinder Morgan Energy Partners, L.P.:
875,000	BBB+	Notes, 6.750% due 3/15/11	976,221
985,000	BBB+	Sr. Bonds, 7.750% due 3/15/32	1,233,871

			2,810,056

Oil and Gas - 0.4%
850,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	990,097
44,000	BBB	Anderson Exploration Ltd., Notes, 6.750% due 3/15/11	49,115
988,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,119,150
722,000	BBB-	Duke Capital LLC, Sr. Notes, 8.000% due 10/1/19	889,973
537,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	576,296
438,000	BBB	Kerr-McGee Corp., Notes, 6.950% due 7/1/24	496,464
525,000	BBB-	Pioneer Natural Resources Co., Sr. Notes, 5.875% due 7/15/16	553,647

			4,674,742

		TOTAL ENERGY	7,484,798

FINANCIALS - 4.2%
Banks - 0.9%
2,663,000	A+	Bank of America Corp., Sub. Notes, 7.400% due 1/15/11	3,088,736
975,000	A+	Barclays Bank PLC, 6.860% Tier 1 Notes (f)(g)	1,139,191
568,000	BBB+	Mizuho Financial Group Cayman Ltd., Notes, 5.790% due 4/15/14 (f)	603,086
1,910,000	BBB+	Popular North America, Inc., Notes, 4.250% due 4/1/08	1,922,984
834,000	A-	Wachovia Corp., Sub. Notes, 5.250% due 8/1/14	863,313
2,874,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (g)	2,921,415

			10,538,725

Diversified Financials - 2.4%
801,000	A-	Abbey National Capital Trust I, 8.963% Trust Preferred Securities (a)(g)	1,157,439
2,500,000	AAA	AIG SunAmerica Global Financing II, Sr. Notes, 7.600% due 6/15/05 (f)	2,541,940
816,000	AAA	AIG SunAmerica Institutional Funding II, Medium-Term Notes, 5.750% due 2/16/09	861,725
3,129,000	A+	CS First Boston (USA), Inc., Notes, 4.125% due 1/15/10 (a)	3,111,399
872,000	A1*	DBS Capital Funding Corp., Series A, 7.657% Preference Shares (f)(g)	1,004,778
		Ford Motor Credit Co.:
		Global Landmark Securities:
465,000	BBB-	6.500% due 1/25/07	478,924
355,000	BBB-	7.375% due 10/28/09	378,396
669,000	BBB-	7.375% due 2/1/11	714,904
970,000	BBB-	Notes, 7.875% due 6/15/10	1,056,540
		GE Capital Corp.:
		Debentures:
313,000	AAA	8.750% due 5/21/07	348,227
553,000	AAA	8.500% due 7/24/08	631,824
1,232,000	AAA	Medium-Term Notes, Series A, 7.500% due 5/15/05	1,248,446

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Diversified Financials - 2.4% (continued)
$946,000	BBB-	General Motors Acceptance Corp., Notes, 7.250% due 3/2/11	$970,417
1,410,000	A+	The Goldman Sachs Group, Inc., Notes, 5.700% due 9/1/12	1,500,801
550,000	A	HBOS Capital Funding LP, 6.071% Tier 1 Notes (f)(g)	598,099
300,000	D	JET Equipment Trust, Notes, Series 95-D, 11.440% due 11/1/14 (f)(h)(i)	0
676,000	A	JPMorgan Chase & Co., Sub. Notes, 5.125% due 9/15/14	689,945
2,500,000	AAA	KFW International Finance Inc., Medium-Term Notes, 4.250% due 4/18/05	2,508,155
771,000	A	Lehman Brothers Holdings Inc., Sr. Notes, 8.250% due 6/15/07	850,465
896,000	A+	Merrill Lynch & Co., Inc. Medium-Term Notes, Series C, 5.450% due 7/15/14	937,380
599,000	BBB+	MidAmerican Funding LLC., Sr. Secured Bonds, 6.927% due 3/1/29	693,283
864,000	A+	Morgan Stanley, Notes, 6.750% due 4/15/11	971,489
280,000	A-	Natexis AMBS Co., LLC, Series A, 8.440% Preferred Securities (f)(g)	313,318
600,000	AA-	Prudential Funding LLC, Notes, 6.600% due 5/15/08 (f)	647,194
2,000,000	A	RBS Capital Trust II, 6.425% Trust Preferred Securities (g)	2,199,926
		SLM Corp., Medium-Term Notes, Series A:
1,046,000	A	4.000% due 1/15/09	1,045,552
934,000	A	5.375% due 1/15/13	984,310
1,412,000	A	UniCredito Italiano Capital Trust II, 9.200% Trust Preferred Securities (f)(g)	1,725,710

			30,170,586

Insurance - 0.3%
630,000	BBB-	Fund American Cos., Inc., Notes, 5.875% due 5/15/13	646,062
1,555,000	A	MetLife, Inc., Sr. Notes, 6.500% due 12/15/32 (a)	1,760,459
1,500,000	A-	Prudential Financial, Inc., Medium-Term Notes, Series B, 4.500% due 7/15/13 (a)	1,462,135

			3,868,656

Real Estate -0.6%
1,751,000	BBB+	EOP Operating, L.P., Notes, 6.800% due 1/15/09	1,907,970
672,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	720,674
843,000	BBB+	Simon Property Group, L.P., Notes, 6.375% due 11/15/07	894,544
1,555,000	A	SocGen Real Estate Co. LLC, Series A, 7.640% Trust Preferred Securities (f)(g)	1,695,466
1,804,000	BBB	Vornado Realty L.P., Sr. Notes, 5.625% due 6/15/07	1,868,125

			7,086,779

		TOTAL FINANCIALS	51,664,746

HEALTHCARE - 0.2%
Healthcare Providers and Services - 0.1%
		HCA Inc.:
828,000	BB+	Notes, 6.950% due 5/1/12	876,017
213,000	BB+	Sr. Notes, 8.750% due 9/1/10	243,564

			1,119,581

Pharmaceuticals - 0.1%
705,000	A	Wyeth, Notes, 5.250% due 3/15/13	737,089

		TOTAL HEALTHCARE	1,856,670

INDUSTRIALS - 1.0%
Aerospace and Defense - 0.6%
1,038,000	BBB	BAE Systems Holdings Inc., Notes, 6.400% due 12/15/11 (f)	1,163,210
2,793,000	A	Boeing Capital Corp., Notes, 6.500% due 2/15/12 (a)	3,138,980
1,395,000	BBB	Northrop Grumman Corp., Sr. Debentures, 7.750% due 2/15/31	1,835,102
615,000	BBB-	Raytheon Co., Sr. Notes, 6.150% due 11/1/08	658,441

			6,795,733

Airlines - 0.0%
260,513	BBB+	Continental Airlines Inc., Series 981A, 6.648% due 9/15/17	250,910

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Commercial Services and Supplies - 0.3%
		Cendant Corp., Sr. Notes:
$1,108,000	BBB	6.875% due 8/15/06	$1,160,217
534,000	BBB	6.250% due 1/15/08	566,753
		Waste Management Inc., Sr. Notes:
774,000	BBB	7.375% due 8/1/10	885,107
1,268,000	BBB	7.000% due 7/15/28	1,466,135

			4,078,212

Machinery - 0.1%
630,000	BBB	Kennametal Inc., Sr. Notes, 7.200% due 6/15/12	712,040

Road and Rail - 0.0%
		Union Pacific Corp., Notes:
292,000	BBB	6.125% due 1/15/12	318,819
280,000	BBB	5.375% due 5/1/14	291,778

			610,597

		TOTAL INDUSTRIALS	12,447,492

MATERIALS - 0.2%
Chemicals - 0.0%
659,000	A-	The Dow Chemical Co., Notes, 5.750% due 12/15/08	699,698

Paper and Forest Products - 0.2%
441,000	BBB	MeadWestvaco Corp., Debentures, 6.800% due 11/15/32 (a)	506,497
1,500,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	1,702,935

			2,209,432

		TOTAL MATERIALS	2,909,130

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
852,000	A	Bellsouth Corp., Notes, 6.550% due 6/15/34	948,814
939,000	BBB+	Deutsche Telekom International Finance BV, Bonds, 8.750% due 6/15/30	1,274,112
461,000	A-	France Telecom S.A., Sr. Notes, 8.500% due 3/1/11	550,800
737,000	BBB	PCCW Capital II Ltd., Notes, 6.000% due 7/15/13 (f)	784,445
737,000	A	SBC Communications Inc., Notes, 5.100% due 9/15/14	743,708
656,000	BBB-	Sprint Capital Corp., Notes, 6.875% due 11/15/28	735,863
3,319,000	BB+	TCI Communications Inc., Preferred Securities, 9.650% due 3/31/27	3,828,337
		Telecom Italia Capital S.A., Notes:
865,000	BBB+	5.250% due 11/15/13	882,680
620,000	BBB+	6.000% due 9/30/34 (f)	628,227
2,400,000	A+	Verizon New York Inc., Sr. Debentures, Series A,
		6.875% due 4/1/12	2,697,192

			13,074,178

Wireless Telecommunications Services - 0.1%
		AT&T Wireless Services Inc., Sr. Notes:
410,000	A	7.350% due 3/1/06	426,825
785,000	A	8.750% due 3/1/31	1,083,020

			1,509,845

		TOTAL TELECOMMUNICATION SERVICES	14,584,023

UTILITIES - 1.0%
Electric Utilities - 1.0%
1,500,000	BBB-	DTE Energy Co., Sr. Notes, 7.050% due 6/1/11	1,703,262
723,615	BBB-	Entergy Louisiana, Inc., Waterford 3 Secured Lease Obligation Bonds, 8.090% due 1/2/17	804,401
1,407,000	A-	Exelon Generation Co., LLC, Sr. Notes, 6.950% due 6/15/11	1,588,506
796,000	BB+	FirstEnergy Corp., Sr. Notes, Series B, 6.450% due 11/15/11	865,017
1,250,000	A+	Hydro-Québec, Global Debentures, Series JL, 6.300% due 5/11/11	1,390,346

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Electric Utilities - 1.0% (continued)
		MidAmerican Energy Holdings Co., Sr. Notes:
$ 544,000	BBB-	3.500% due 5/15/08	$533,700
268,000	BBB-	5.875% due 10/1/12	285,754
271,000	A+	Niagara Mohawk Power Corp., Secured Mortgage Bonds,
		7.750% due 5/15/06	285,309
204,766	BBB	Northeast Utilities, Notes, Series A, 8.580% due 12/1/06	213,267
1,171,000	BBB-	Oncor Electric Delivery Co., Debentures, 7.000% due 9/1/22	1,365,203
1,500,000	BBB	Pacific Gas & Electric Co., Mortgages, 4.800% due 3/1/14	1,505,533
		PSEG Power LLC, Sr. Notes:
405,000	BBB	6.950% due 6/1/12	458,785
533,000	BBB	8.625% due 4/15/31	733,209
674,172	BBB	System Energy Resources Inc., Secured Lease Obligation Bonds,
		5.129% due 1/15/14 (f)	672,993
587,000	BBB	TXU Energy Co. LLC, Sr. Notes, 7.000% due 3/15/13	662,033

			13,067,318

		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $113,365,265)	118,875,736

SOVEREIGN DEBT - 0.3%
Italy - 0.1%
1,500,000	AA-	Republic of Italy, Notes, 4.625% due 6/15/05	1,511,255

Mexico - 0.2%
153,000	BBB	Pemex Project Funding Master Trust, Bonds, 8.625% due 2/1/22	182,070
		United Mexican States:
		Medium-Term Notes, Series A:
1,334,000	BBB	6.625% due 3/3/15	1,447,724
250,000	BBB	8.000% due 9/24/22 (a)	296,500
333,000	BBB	Notes, 8.125% due 12/30/19	401,848

			2,328,142

		TOTAL SOVEREIGN DEBT
		(Cost - $3,721,991)	3,839,397

		SUB-TOTAL INVESTMENTS
		(Cost - $1,115,450,221)	1,216,340,808

SHORT-TERM INVESTMENTS - 12.4%

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 10.7%
131,731,983		State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $131,731,983)	131,731,983

FACE AMOUNT
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 1.7%
21,785,000		Federal Home Loan Bank, Discount Notes, due 2/1/05 (Cost - $21,785,000)	21,785,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $153,516,983)	153,516,983

		TOTAL INVESTMENTS - 111.0% (Cost — $1,268,967,204**)	1,369,857,791
		Liabilities in Excess of Other Assets - (11.0)%	(135,269,292)

		TOTAL NET ASSETS - 100.0%	$1,234,588,499

See Notes to Schedules of Investments.

MFS TOTAL RETURN PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	All or a portion of this security is segregated for extended settlements.

(d)	Security is traded on a to-be-announced basis.

(e)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.

(g)	Variable rate security. Rate shown is rate in effect on January 31, 2005.

(h)	Security is currently in default.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See pages 21 and 22 for definitions of ratings.

See Notes to Schedules of Investments.

TRAVELERS MANAGED INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 34.2%
$100,000		U.S. Treasury Bonds, 5.375% due 2/15/31	$111,895
		U.S. Treasury Notes:
35,272,000		5.875% due 11/15/05	36,094,578
13,500,000		6.500% due 10/15/06	14,234,076
4,000,000		2.750% due 8/15/07	3,942,504
24,000,000		5.625% due 5/15/08	25,595,640
3,295,000		4.250% due 11/15/14	3,326,408
1,500,000		Federal Home Loan Mortgage Corp., Medium Term Notes, 2.900% due 2/27/19	1,491,334
		Federal National Mortgage Association:
		Benchmark Notes:
3,100,000		1.750% due 6/16/06	3,036,630
4,900,000		6.000% due 5/15/11	5,386,609
3,450,000		Notes, 2.000% due 2/9/07	3,433,616

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
		(Cost - $98,270,237)	96,653,290

	RATING (a)
CORPORATE BONDS AND NOTES - 48.3%
Aerospace/Defense - 0.6%
1,600,000	BBB	Northrop Grumman Corp., Remarketed Notes, 4.079% due 11/16/06	1,610,686

Automotive - 1.2%
1,800,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 7.300% due 1/15/12	2,051,915
1,300,000	BBB-	Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05	1,317,157

			3,369,072

Construction & Engineering - 0.4%
1,000,000	BBB-	MDC Holdings, Inc., Sr. Notes, 5.500% due 5/15/13	1,024,969

Containers - 0.4%
1,000,000	A+	Bottling Group LLC, Sr. Notes, Series B, 4.625% due 11/15/12	1,019,627

Energy - 1.4%
800,000	BBB+	Anadarko Finance Co., Sr. Notes, Series B, 6.750% due 5/1/11	903,616
500,000	BBB+	Consolidated Natural Gas Co., Sr. Notes, 5.000% due 12/1/14	504,256
500,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	485,646
1,300,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,472,566
500,000	NR	Kinder Morgan Energy Partners L.P., Notes, 5.125% due 11/15/14	503,017

			3,869,101

Entertainment/Media - 3.0%
500,000	BBB-	Clear Channel Communications, Inc., Sr. Notes, 4.400% due 5/15/11	481,116
1,000,000	BBB	Comcast Cable Communications, Inc., Exchange Notes, 8.500% due 5/1/27	1,354,440
2,400,000	BBB-	Liberty Media Corp., Sr. Notes, 3.990% due 9/17/06 (b)	2,428,656
4,000,000	BBB+	Time Warner Inc., Notes, 6.150% due 5/1/07	4,197,924

			8,462,136

See Notes to Schedules of Investments.

TRAVELERS MANAGED INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Financial Services - 17.4%
$2,290,000	AA-	ABN AMRO Bank NV, Sr. Notes, 2.334% due 5/11/07 (b)	$2,292,824
1,400,000	AAA	AIG SunAmerica Global Financing, Sr. Notes, 5.850% due 8/1/08 (c)	1,486,276
2,500,000	A+	American General Finance Corp., Medium Term Notes, Series I,
		3.875% due 10/1/09	2,459,127
1,500,000	A+	Bank of America Corp., Sr. Notes, 5.375% due 6/15/14	1,582,608
1,700,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	1,746,876
2,200,000	A	Caterpillar Financial Services Corp., Notes, Series F,
		4.150% due 1/15/10	2,202,242
1,480,000	A	Countrywide Home Loans, Inc., Medium Term Notes, Series L,
		4.000% due 3/22/11	1,436,448
		Credit Suisse First Boston (USA), Inc., Notes:
700,000	A+	6.125% due 11/15/11	765,038
2,000,000	A+	4.875% due 1/15/15	1,995,586
		Ford Motor Credit Co.:
		Global Landmark Securities:
2,000,000	BBB-	6.875% due 2/1/06	2,051,634
1,200,000	BBB-	6.500% due 1/25/07	1,235,934
300,000	BBB-	7.450% due 7/16/31	300,155
300,000	BBB-	Notes, 5.700% due 1/15/10	299,400
		General Motors Acceptance Corp., Notes:
1,500,000	BBB-	7.250% due 3/2/11	1,538,717
600,000	BBB-	6.875% due 9/15/11	603,292
900,000	BBB-	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (c)	875,817
2,300,000	A+	The Goldman Sachs Group, Inc., Notes, 5.250% due 10/15/13	2,372,215
3,400,000	A	Household Finance Corp., Notes, 6.375% due 11/27/12	3,777,097
1,200,000	A+	HSBC Bank (USA), Sub. Notes, 5.875% due 11/1/34	1,260,406
1,000,000	A	The Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	1,017,457
2,500,000	A	JPMorgan Chase & Co., Sub. Notes, 5.250% due 5/1/15	2,562,613
1,700,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G,
		4.800% due 3/13/14	1,693,919
		Merrill Lynch & Co., Inc., Medium-Term Notes, Series C:
2,000,000	A+	4.125% due 9/10/09	1,997,522
1,000,000	A+	5.000% due 1/15/15	1,005,035
1,000,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	1,118,502
500,000	AA	Rabobank Capital Funding Trust III, Sub. Notes, 5.254% due 12/31/16 (b)(c)	501,951
1,700,000	A+	Royal Bank of Scotland Group PLC, Sub. Notes, 5.050% due 1/18/15	1,734,162
		U.S. Bank, NA:
2,000,000	AA-	Notes, 2.870% due 2/1/07	1,974,490
1,100,000	A+	Sub. Notes, 4.950% due 10/30/14	1,119,280
		Wachovia Bank NA, Sub. Notes:
700,000	A	4.800% due 11/1/14	702,374
2,000,000	A	2.560% due 11/3/14 (b)	2,002,054
1,300,000	A-	Washington Mutual Bank, FA, Sub. Notes, 5.650% due 8/15/14	1,369,980

			49,081,031

See Notes to Schedules of Investments.

TRAVELERS MANAGED INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	January 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Food & Beverage - 1.4%
$2,000,000	BBB	Fred Meyer, Inc., Sr. Notes, 7.450% due 3/1/08	$2,192,046
1,800,000	A	PepsiAmericas Inc., Notes, 4.875% due 1/15/15	1,817,150

			4,009,196

Healthcare - 0.4%
1,100,000	BBB+	Anthem, Inc., Bonds, 6.800% due 8/1/12	1,250,820

Industrial Conglomerates - 2.1%
3,500,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	3,612,753
2,300,000	BBB	Tyco International Group SA, Notes, 6.125% due 11/1/08	2,462,833

			6,075,586

Insurance - 1.4%
1,800,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08 (c)	1,724,371
2,100,000	AA+	New York Life Global Funding, Notes, Series 2003-1, 5.375% due 9/15/13 (c)	2,205,466

			3,929,837

Metals & Mining - 0.3%
800,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	982,476

Paper & Forest Products - 0.2%
600,000	BBB	International Paper Co., Sr. Notes, 5.300% due 4/1/15	618,745

Pharmaceuticals - 1.0%
2,600,000	A	Wyeth, Notes, 5.500% due 2/1/14	2,713,337

Real Estate - 2.6%
400,000	BBB-	Colonial Realty Limited Partnership, Notes, 4.750% due 2/1/10	401,846
700,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	750,702
630,000	BBB-	iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10	664,682
300,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C, 2.360% due 8/1/06 (b)	300,220
5,200,000	BBB	Post Apartment Homes, L.P., Notes, 6.850% 3/16/15	5,214,747

			7,332,197

Retail - 0.7%
1,900,000	BBB	Safeway Inc., Sr. Notes, 6.500% due 3/1/11	2,078,594

Software - 0.7%
1,900,000	BBB-	Computer Associates International Inc., Sr. Notes, 4.750% due 12/1/09 (c)	1,909,190

Telecommunications - 6.9%
8,200,000	BBB	Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (c)	9,182,991
2,500,000	BBB+	Deutsche Telekom International Finance BV, Notes, 8.250% due 6/15/05	2,546,145
1,000,000	A	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,009,102
1,830,000	BBB-	Sprint Capital Corp., Notes, 6.125% due 11/15/08	1,952,500
		Telecom Italia Capital SA, Notes:
1,000,000	BBB+	4.000% due 1/15/10 (c)	977,536
3,000,000	BBB+	5.250% due 11/15/13	3,061,317
800,000	A+	Verizon (New York) Inc., Debentures, Series A, 6.875% due 4/1/12	899,064

			19,628,655

Tobacco - 0.7%
2,000,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	2,071,800

See Notes to Schedules of Investments.

TRAVELERS MANAGED INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	January 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Utilities - 5.5%
$1,000,000	BBB+	Dominion Resources, Inc., Sr. Notes, Series F, 5.250% due 8/1/33	$1,019,482
1,000,000	BBB-	Duke Capital LLC, Remarketed Sr. Notes, 4.331% due 11/16/06	1,009,719
930,000	BBB	Duke Energy Field Services, LLC, Notes, 7.500% due 8/16/05	951,166
3,000,000	BBB	Pepco Holdings, Inc., Notes, 5.500% due 8/15/07	3,113,649
800,000	BB-	PSE&G Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08	865,000
2,200,000	BBB+	Scana Corp., Medium-Term Notes, 2.740% due 11/15/06 (b)	2,206,585
900,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II,
		4.375% due 1/15/11	907,773
2,000,000	AA-	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c)	2,048,994
1,000,000	BBB-	TransAlta Corp., Sr. Notes, 5.750% due 12/15/13	1,041,560
2,300,000	BBB-	Xcel Energy Inc., Sr. Notes, Series B, 3.400% due 7/1/08	2,254,837

			15,418,765

		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $133,311,840)	136,455,820

ASSET-BACKED SECURITIES - 4.2%
2,000,000	AAA	Bank One Issuance Trust, Series 2003-A3, Class A3, 2.590% due 12/15/10 (b)	2,006,134
1,086,143	AAA	California Infrastructure PG&E-1, Series 1997-1, Class A7,
		6.420% due 9/25/08	1,115,288
1,000,000	AAA	Capital One Multi-Asset Execution Trust, Series 2003-A7, Class A7,
		2.660% due 9/15/11 (b)	1,005,698
1,100,000	AAA	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2,
		Class 1A5, 5.833% due 4/25/32	1,144,327
1,281,026	AAA	DaimlerChrysler Auto Trust, Series 2001-C, Class A4, 4.630% due 12/6/06	1,286,011
2,000,000	AAA	Discover Card Master Trust I, Series 1996-3, Class A, 6.050% due 8/18/08	2,056,401
2,500,000	AAA	Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.750% due 8/15/06	2,515,889
697,145	AAA	Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3,
		2.650% due 11/15/06	696,668

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $12,199,399)	11,826,416

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
4,250,000	AAA	Banc of America Commercial Mortgage Inc., Series 2004-6, Class AJ,
		4.870% due 12/10/42	4,298,456
		Credit Suisse First Boston Mortgage Securities Corp.:
1,500,000	AAA	Series 2003-C5, Class A4, 4.900% due 12/15/36	1,528,847
2,000,000	AAA	Series 2004-C5, Class AJ, 4.889% due 11/15/37	2,020,482
3,000,000	AAA	General Motors Acceptance Corp. Commercial Mortgage Securities Inc.,
		Series 2004-C2, Class A3, 5.134% due 8/10/38	3,111,703
1,200,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2005-GG3,
		Class A2, 4.277% due 8/10/42	1,206,938
4,000,000	AAA	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3,
		Class AJ, 4.922% due 1/15/42	4,057,535
		LB-UBS Commercial Mortgage Trust:
1,240,000	AAA	Series 2002-C4, Class A5, 4.853% due 9/15/31	1,270,543
2,700,000	AAA	Series 2005-C1, Class AJ, 4.806% due 2/15/40	2,713,488
1,650,000	AAA	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6,
		Class A3, 4.957% due 8/15/35	1,700,247

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $21,701,782)	21,908,239

See Notes to Schedules of Investments.

TRAVELERS MANAGED INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	January 31, 2005

WARRANTS	SECURITY	VALUE
WARRANTS(d) - 0.0%
150	Loral Orion Network Systems, Inc., Expires 1/15/07 (Cost - $105)	2

	SUB-TOTAL INVESTMENTS (Cost - $265,483,363)	266,843,767

FACE AMOUNT
REPURCHASE AGREEMENT - 5.3%
$15,060,000	State Street Bank and Trust Co. dated 1/31/05, 2.300% due 2/1/05 Proceeds at maturity -$15,060,962; (Fully collateralized by U.S. Treasury Bond, 9.000% due 11/15/18 ; Market Value - $15,363,844) (Cost - $15,060,000)	15,060,000

	TOTAL INVESTMENTS - 99.7% (Cost - $280,543,363*)	281,903,767
	Other Assets in Excess of Liabilities - 0.3%	814,420

	TOTAL NET ASSETS - 100%	$282,718,187

(a)	All ratings are by Standard & Poor’s Rating Service.

(b)	Variable rate security. Rate shown is rate in effect at January 31, 2005.

(c)	Security is exempt from registration under Rule 144A of the Securities Act 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.

(d)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See pages 21 and 22 for definitions of ratings.

See Notes to Schedules of Investments.

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 42.1%
$20,100,000	Abbey National North America LLC mature 2/2/05 to 2/14/05	2.30% to 2.37%	$20,086,891
5,000,000	ANZ Delaware Inc. matures 2/22/05	2.40	4,993,029
13,000,000	Bank America Corp. mature 3/16/05 to 4/6/05	2.16 to 2.46	12,953,212
15,600,000	Danske Corp. mature 2/14/05 to 4/7/05	2.37 to 2.63	15,574,657
7,000,000	Deutsche Bank Financial LLC matures 2/1/05	2.50	7,000,000
3,000,000	Fortis Funding LLC matures 2/15/05	2.55	2,997,025
18,000,000	General Electric Capital Corp. mature 2/7/05 to 2/23/05	2.21 to 2.38	17,983,668
15,000,000	Goldman, Sachs & Co. mature 2/3/05 to 2/10/05	2.32 to 2.48	14,995,479
6,400,000	HBOS Treasury Services PLC mature 2/11/05 to 2/22/05	2.28 to 2.29	6,392,907
18,000,000	ING US Funding LLC mature 2/1/05 to 2/16/05	2.26 to 2.37	17,996,417
10,000,000	Morgan Stanley matures 2/7/05	2.50	9,995,833
23,000,000	Rabobank USA Financial Corp. mature 2/1/05 to 2/2/05	2.30 to 2.51	22,998,853
18,000,000	Societe Generale North America mature 2/2/05 to 3/18/05	2.31 to 2.49	17,974,561
10,000,000	Svenska Handelsbanken Inc. matures 3/10/05	2.44	9,974,974
16,134,000	UBS Finance Delaware LLC matures 2/3/05	2.27	16,131,974
11,430,000	Westpac Capital Corp. mature 3/10/05 to 4/12/05	2.42 to 2.61	11,385,233

	TOTAL COMMERCIAL PAPER (Cost - $209,434,713)		209,434,713

U.S GOVERNMENT AGENCY DISCOUNT NOTES - 6.1%
18,401,000	Federal Home Loan Mortgage Corporation mature 2/1/05 to 4/12/05	2.20 to 2.54	18,354,660
11,750,000	Federal National Mortgage Association mature 2/2/05 to 4/13/05	1.87 to 2.55	11,715,555

	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES (Cost - $30,070,215)		30,070,215

CERTIFICATES OF DEPOSIT - 6.0%
5,000,000	Bank of America N.A. matures 2/4/05	2.28	5,000,000
15,000,000	Wachovia Bank N.A. matures 3/23/05	2.55	15,000,000
10,000,000	Wells Fargo Bank N.A. matures 2/28/05	2.49	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $30,000,000)		30,000,000

FOREIGN CERTIFICATES OF DEPOSIT - 39.4%
5,000,000	Australia & New Zealand Banking Group NY matures 2/15/05	2.37	4,999,978
13,000,000	Barclays Bank PLC mature 4/18/05 to 6/27/05	2.42 to 2.81	13,000,000
13,000,000	BNP Paribas S.A. NY mature 3/22/05 to 3/30/05	2.48 to 2.50	13,000,304
17,000,000	Calyon NY mature 2/1/05 to 4/18/05	2.23 to 2.60	17,000,000
5,000,000	CS First Boston Corp. NY matures 2/7/05	2.34	5,000,000
15,000,000	DEPFA Bank PLC NY mature 2/2/05 to 3/15/05	2.15 to 2.44	15,000,000
10,000,000	Deutsche Bank AG matures 2/14/05	2.38	10,000,054
17,000,000	Dexia Bank NY mature 2/3/05 to 4/29/05	2.29 to 2.66	17,000,000
15,000,000	Fortis Bank NY mature 2/2/05 to 2/9/05	2.28 to 2.30	15,000,000
5,000,000	HBOS Treasury Services NY matures 3/14/05	2.47	4,999,630
10,000,000	HSBC Bank USA matures 4/22/05	2.62	9,975,805
18,000,000	Lloyds TSB Bank PLC NY mature 2/2/05 to 4/21/05	2.30 to 2.63	17,999,832
5,000,000	Nordea Bank Finland NY matures 3/7/05	2.39	4,999,905
18,000,000	Royal Bank of Scotland NY mature 2/2/05 to 3/22/05	2.05 to 2.50	18,000,061
15,000,000	Toronto Dominion Bank NY mature 2/28/05 to 4/4/05	2.40 to 2.57	14,999,376
15,000,000	Unicredito Italiano S.p.A. mature 2/2/05 to 4/18/05	2.23 to 2.62	14,999,722

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost - $195,974,667)		195,974,667

See Notes to Schedules of Investments

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited)(continued)	January 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
TIME DEPOSITS - 6.6%
$ 15,000,000	National Australia Bank matures 2/1/05	2.50%	$15,000,000
17,732,000	State Street Bank & Trust matures 2/1/05	2.50	17,732,000

	TOTAL TIME DEPOSITS (Cost - $32,732,000)		32,732,000

	TOTAL INVESTMENTS — 100.2% (Cost - $498,211,595*)		498,211,595
	Liabilities is Excess of Other Assets - (0.2)%		(747,876)

	TOTAL NET ASSETS - 100.0%		$497,463,719

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The MFS Total Return Portfolio (“MFSTR”), Travelers Managed Income Portfolio (“TMI”) and Smith Barney Money Market Portfolio (“SBMM”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Fixed-income securities are valued at the mean between the bid and asked prices provided by an independent pricing service. Securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. SBMM uses the amortized cost method, which approximates value, for valuing all of its investments. MFSTR and TMI use the amortized cost method, which approximates value, for valuing short-term obligations with maturities less than 60 days.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Schedules of Investments (unaudited)(continued)

(c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, for which specific information is not yet known, particularly the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	MFSTR	TMI
Gross Unrealized Appreciation	$114,061,864	$7,857,483
Gross Unrealized Depreciation	(13,171,277)	(6,497,079)

Net Unrealized Appreciation	$100,890,587	$1,360,404

At January 31, 2005, MFSTR loaned securities having a market value of $129,740,517. MFSTR received cash collateral amounting to $131,731,983 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act. In addition, the Fund received securities collateral amounting to $362,250. At January 31, 2005, TMI and SBMM did not have securities out on loan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

By:	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date:	March 29, 2005